Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
CURRENT ASSETS:
Cash and cash equivalents	$ 22,094	$ 7,826
Accounts receivable-trade, net of allowance for doubtful accounts of $4,201 and $3,954, respectively	1,026,764	755,558
Accounts receivable-affiliates	4,772	6,709
Inventories	551,303	544,045
Prepaid expenses and other current assets	128,742	99,794
Assets held for sale	517,604	619,420
Total current assets	2,251,279	2,033,352
PROPERTY, PLANT AND EQUIPMENT, net of accumulated depreciation of $343,345 and $257,657, respectively	1,518,607	1,529,443
GOODWILL	1,204,607	1,321,289
INTANGIBLE ASSETS, net of accumulated amortization of $433,565 and $359,663, respectively	913,154	1,007,252
INVESTMENTS IN UNCONSOLIDATED ENTITIES	17,236	187,423
LOAN RECEIVABLE-AFFILIATE	1,200	3,200
OTHER NONCURRENT ASSETS	245,039	238,420
Total assets	6,151,122	6,320,379
CURRENT LIABILITIES AND REDEEMABLE NONCONTROLLING INTEREST:
Accounts payable-trade	852,839	650,469
Accounts payable-affiliates	1,254	7,918
Accrued expenses and other payables	223,504	198,456
Advance payments received from customers	8,374	10,592
Current maturities of long-term debt	646	25,859
Liabilities and redeemable noncontrolling interest held for sale	42,580	53,363
Total current liabilities and redeemable noncontrolling interest	1,129,197	946,657
LONG-TERM DEBT, net of debt issuance costs of $20,645 and $33,458, respectively, and current maturities	2,679,740	2,958,526
OTHER NONCURRENT LIABILITIES	173,514	184,504
COMMITMENTS AND CONTINGENCIES (NOTE 9)
CLASS A 10.75% CONVERTIBLE PREFERRED UNITS, 19,942,169 and 19,942,169 preferred units issued and outstanding, respectively	82,576	63,890
EQUITY:
General partner, representing a 0.1% interest, 121,594 and 120,300 notional units, respectively	(50,819)	(50,529)
Limited partners, representing a 99.9% interest, 121,472,725 and 120,179,407 common units issued and outstanding, respectively	1,852,495	2,192,413
Class B preferred limited partners, 8,400,000 and 0 preferred units issued and outstanding, respectively	202,731	0
Accumulated other comprehensive loss	(1,815)	(1,828)
Noncontrolling interests	83,503	26,746
Total equity	2,086,095	2,166,802
Total liabilities and equity	$ 6,151,122	$ 6,320,379